RELATED PARTIES (Details Narrative) - Codere Online Busines [Member] € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Reserve Quantities [Line Items]
Debt conversion to equity	€ 45,100
Due to the services	€ 10,000